Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of cash flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
STATEMENT OF CASH FLOWS
Net income (loss)	$ 286,223		$ (9,149,309)	$ 1,419,645
Change in fair value of warrant liabilities	$ (528,317)		8,427,107	(1,970,001)
Payments of offering costs				(329,713)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities			(616,225)	(245,662)
Net cash used in investing activities				(100,000,000)
Net cash provided by financing activities			(95,136)	101,340,423
Net change in cash				1,094,761
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption				86,243,120
Initial value of warrant liabilities				8,008,352
Change in value of Class A common stock subject to possible redemption			9,312,270	1,770,720
Deferred underwriters' discount payable charged to additional paid-in-capital			$ 162,964	1,959,758
As Reported [Member]
STATEMENT OF CASH FLOWS
Net income (loss)		$ (40,952)		(233,333)
Change in fair value of warrant liabilities
Payments of offering costs
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities		(18,049)		(245,662)
Net cash used in investing activities		(100,000,000)		(100,000,000)
Net cash provided by financing activities		101,334,363		101,340,423
Net change in cash		1,316,314		1,094,761
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption		94,394,110		94,394,110
Initial value of warrant liabilities
Change in value of Class A common stock subject to possible redemption		(36,050)		(229,950)
Deferred underwriters' discount payable charged to additional paid-in-capital		1,846,265		1,847,788
Adjustments [Member]
STATEMENT OF CASH FLOWS
Net income (loss)		(99,044)		1,652,978
Change in fair value of warrant liabilities		217,979		1,970,001
Payments of offering costs		(317,023)		(317,023)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption		(8,150,990)		(8,150,990)
Initial value of warrant liabilities		8,008,352		8,008,352
Change in value of Class A common stock subject to possible redemption		219,680		2,000,670
Deferred underwriters' discount payable charged to additional paid-in-capital		140,937		111,970
As Adjusted [Member]
STATEMENT OF CASH FLOWS
Net income (loss)		(139,996)		1,419,645
Change in fair value of warrant liabilities		217,979		1,970,001
Payments of offering costs		(317,023)		(317,023)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities		(18,049)		(245,662)
Net cash used in investing activities		(100,000,000)		(100,000,000)
Net cash provided by financing activities		101,334,363		101,340,423
Net change in cash		1,316,314		1,094,761
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption		86,243,120		86,243,120
Initial value of warrant liabilities		8,008,352		8,008,352
Change in value of Class A common stock subject to possible redemption		183,630		1,770,720
Deferred underwriters' discount payable charged to additional paid-in-capital		$ 1,987,202		$ 1,959,758